FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

8. FAIR VALUE MEASUREMENT

Recurring

The following table presents the fair value hierarchy for the Group’s assets and liabilities that are measured and recorded at fair value on a recurring basis as of December 31, 2016 and 2017:

December 31, 2016	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	(RMB in thousands)
Assets
Restricted time deposits-current portion	—	8,000	—	8,000
Restricted time deposits-noncurrent portion	—	1,000	—	1,000

Total assets	—	9,000	—	9,000

Liabilities
Guarantee liabilities	—	—	31,191	31,191

Total liabilities	—	—	31,191	31,191

December 31, 2017	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	(RMB in thousands)
Assets
Restricted time deposits-current portion	—	6,750	—	6,750
Restricted time deposits-noncurrent portion	—	600	—	600

Total assets	—	7,350	—	7,350

Liabilities
Guarantee liabilities	—	—	30,958	30,958

Total liabilities	—	—	30,958	30,958

The fair value of the Group’s restricted time deposits is determined based on the prevailing interest rates for similar products in the market (Level 2). For the off-balance sheet loans funded by certain third-party commercial banks or consumer finance companies, as the Group’s financial guarantee provided to the commercial banks or consumer finance companies does not trade in an active market with readily observable quoted prices, the Group uses significant unobservable inputs to measure the fair value of these guarantee liabilities (Level 3).

Transfers into or out of fair value hierarchy classifications are made if the significant inputs used in the financial models measuring the fair value of the assets and liabilities became unobservable or observable in the current marketplace. These transfers are considered to be effective as of the beginning of the period in which they occur. The Group did not transfer any assets or liabilities in or out of Level 2 and Level 3 during each of the periods presented.

Significant Unobservable Inputs

The Group uses a discounted cash flows model to estimate fair value of the guarantee liabilities. The following table presents quantitative information about the significant unobservable inputs used for the Group’s Level 3 fair value measurement as of December 31, 2016 and 2017:

		Range of Inputs
		December 31, 2016			December 31, 2017
Financial Instrument	Unobservable Input	Minimum	Maximum	Weighted- Average	Minimum	Maximum	Weighted- Average
Guarantee liabilities	Discount rates	10.6%	21.9%	20.9%	10.6%	23.6%	20.6%
	Cumulative default rates(i)	2.4%	2.4%	2.4%	2.3%	2.3%	2.3%
	Cumulative prepayment rates(i)(ii)	14.7%	15.4%	14.8%	0.2%	1.0%	0.7%
	Margins on cost	70.0%	70.0%	70.0%	70.0%	70.0%	70.0%

(i)	Expressed as a percentage of the original principal balance of the loans.

(ii)

Starting from January 1, 2017, third-party commercial banks and consumer finance companies allowed full prepayment rather than partial prepayment of the loans from Customers. Therefore, the Group no longer provides guarantees for loans that are fully prepaid but still provides guarantees for loans that are partially prepaid. The cumulative prepayment rates as of December 31, 2017 represented the cumulative partial prepayment rates only.

The following table summarizes the activities related to fair value of the guarantee liabilities:

	For the Year Ended December 31,
	2015	2016	2017
	(RMB in thousands)
Fair value at beginning of the year (Level 3)	—	—	31,191
Issuances	—	38,516	134,881
Cash payment	—	(13,267)	(87,759)
Change in fair value(i)	—	5,942	(47,355)

Fair value at end of the year (Level 3)	—	31,191	30,958

(i)	Recognized as change in fair value of financial guarantee derivatives in the Consolidated Statements of Operations.

Significant Recurring Level 3 Fair Value Liability Input Sensitivity

Changes in certain of the unobservable inputs noted above may have a significant impact on the fair value of the guarantee liabilities. The following table summarizes the effect adverse changes in estimate would have on the fair value of the guarantee liabilities as of December 31, 2016 and 2017, respectively, given a hypothetical changes in the cumulative default rates:

	As of December 31,
	2016	2017
	(RMB in thousands, except for percentages)
Weighted-average cumulative default rates(i)	2.4%	2.3%
Change in fair value from:
Increase by 10%	3,685	13,222
Decrease by 10%	(3,685)	(13,222)

(i)	Expressed as a percentage of the original principal balance of the loans.

Other financial instruments

The followings are other financial instruments not measured at fair value in the Consolidated Balance Sheets, but for which the fair value is estimated for disclosure purposes.

Cash and cash equivalents, current restricted cash, and amounts due from related parties are financial assets with carrying amounts that approximate fair value due to their short-term nature. Accounts payable and amounts due to related parties are financial liabilities with carrying amounts that approximate fair value because of their short-term nature.

Non-recurring

The Group measures certain financial assets, including the investments under the cost method and the equity method at fair value on a non-recurring basis only if an impairment charge were to be recognized. The Group’s non-financial assets, such as property, equipment and software, would be measured at fair value only if they were determined to be impaired.